Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Information

Note 6. Segment Information

The Company currently has three operating segments, Group Mobile, FLI Charge and intellectual property that accumulate revenue and expenses. Additionally, the Company allocates certain expenses to its non-operating corporate segment. The corporate segment represents general and administrative expenses as well as net non-operating income (expense) that are not specific to any of FORM’s operating segments, but represent expenses incurred on behalf of the parent company, a holding company.

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
Revenue:
Group Mobile	$2,450	$—	$3,727	$—
FLI Charge	12	—	29	—
Intellectual property	8,900	—	9,650	150
Total Revenue	$11,362	$—	$13,406	$150
Segment operating loss:
Group Mobile	$(326)	$—	$(648)	$—
FLI Charge	(998)	—	(1,777)	—
Intellectual property	(7,577)	(6,276)	(8,280)	(10,032)
Corporate	(1,814)	(2,299)	(3,616)	(5,296)
Total segment operating loss	(10,715)	(8,575)	(14,321)	(15,328)
Corporate non-operating income (expense), net	(92)	66	(441)	(157)
Net loss	$(10,807)	$(8,509)	$(14,762)	$(15,485)

	June 30, 2016	December 31, 2015
Assets:
Group Mobile	$7,013	$6,228
FLI Charge	1,734	1,583
Intellectual property	2,654	17,528
Corporate	26,346	25,120
Total Assets	$37,747	$50,459
The corporate segment’s assets are mainly comprised of cash and cash equivalents.

Note 7. Segment Information

	For the year ended December 31,
	2015	2014
Revenue:
Intellectual Property	$21,750	$1,425
Fli Charge	2	—
Group Mobile	935	—
Total Revenue	$22,687	$1,425
Segment operating loss:
Intellectual Property	$(9,854)	$(45,439)
Fli Charge	(139)	—
Group Mobile	(351)	—
Total Segment operating loss	$(10,344)	$(45,439)
Unallocated expenses, net:
Goodwill impairment	—	(65,757)
Total unallocated expenses, net	—	(65,757)
Non-operating income (expense), net	(1,780)	1,974
Loss before income tax benefit (expense)	$(12,124)	$(109,222)
Assets:
Intellectual Property	$42,721	$37,435
Fli Charge	6,228	—
Group Mobile	1,583	—
Total Assets	$50,532	$37,435
General and administrative costs are allocated to the Intellectual Property segment.